UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here if Amendment [ ]; Amendment Number: _____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Capital Advisors, Inc.
Address: 320 South Boston
         Suite 825
         Tulsa, OK 74103

Form 13F File Number:    28-2644

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all require items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Lori A. Smith
Title:    Chief Operating Officer
Phone:    918-599-0045
Signature, Place, and Date of Signing:

     Lori A. Smith     Tulsa, OK     August 12, 1999

Report Type (Check only one):

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     55

Form 13F Information Table Value Total:     $228007
                                            (Thousands)

List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A T & T CORPORATION            COM              001957109     9750   122162 SH       SOLE                   122162
ABACUS DIRECT CORP.            COM              002553105     3507    42770 SH       SOLE                    42770
AMERICA ONLINE INC.            COM              02364J104    15659   106525 SH       SOLE                   106525
AMERICAN EXPRESS               COM              025816109     7588    64443 SH       SOLE                    64443
AUTOMATIC DATA PROCESSING      COM              053015103     9170   221628 SH       SOLE                   221628
BRISTOL-MYERS SQUIBB CO.       COM              110122108     6408    99927 SH       SOLE                    99927
CISCO SYSTEMS                  COM              17275R102    12410   113269 SH       SOLE                   113269
CITIGROUP INC                  COM              172967101      305     4774 SH       SOLE                     4774
COCA-COLA COMPANY, THE         COM              191216100      328     5352 SH       SOLE                     5352
COMPAQ COMPUTER                COM              204493100      292     9200 SH       SOLE                     9200
DELL COMPUTER CORP             COM              247025109     5048   123504 SH       SOLE                   123504
E M C CORPORATION              COM              268648102    11790    92292 SH       SOLE                    92292
ENSCO INTERNATIONAL, INC.      COM              26874Q100      855    64255 SH       SOLE                    64255
EQUIFAX                        COM              294429105     6052   176059 SH       SOLE                   176059
ERICSSON(LM)TELE CO NEW ADR CL ADR              294821400      439    18450 SH       SOLE                    18450
EXXON CORPORATION              COM              302290101     1001    14185 SH       SOLE                    14185
FANNIE MAE                     COM              313586109      838    12100 SH       SOLE                    12100
FRONTIER CORP                  COM              35906P105     1194    23012 SH       SOLE                    23012
GENERAL ELECTRIC COMPANY       COM              369604103      740     6690 SH       SOLE                     6690
GILLETTE COMPANY               COM              375766102     7980   134261 SH       SOLE                   134261
HALIBURTON COMPANY             COM              406216101      371     9630 SH       SOLE                     9630
HOME DEPOT                     COM              437076102      330     5308 SH       SOLE                     5308
I B M CORPORATION              COM              459200101     4757    26839 SH       SOLE                    26839
INTEL CORP.                    COM              458140100    11312    95159 SH       SOLE                    95159
JDS UNIPHASE CORP.             COM              46612J101     4793    41635 SH       SOLE                    41635
JOHNSON & JOHNSON              COM              478160104     9223    98641 SH       SOLE                    98641
LILLY ELI & COMPANY            COM              532457108      897    10570 SH       SOLE                    10570
LUCENT TECHNOLOGIES            COM              549463107     7588    70255 SH       SOLE                    70255
MARSH & MCLENNAN COS. INC.     COM              571748102     6222    83804 SH       SOLE                    83804
MBIA, INC.                     COM              55262C100      527     9082 SH       SOLE                     9082
MCI WORLDCOM INC.              COM              55268B106      247     2794 SH       SOLE                     2794
MERCK & CO INC                 COM              589331107     1004    12525 SH       SOLE                    12525
MICROSOFT CORPORATION          COM              594918104    25953   289574 SH       SOLE                   289574
MOBIL CORPORATION              COM              607059102      664     7548 SH       SOLE                     7548
NEWELL RUBBERMAID INC.         COM              651229106     2601    54760 SH       SOLE                    54760
NOBLE DRILLING CORP.           COM              655042109     1266    72845 SH       SOLE                    72845
NOKIA CORPORATION ADR A        ADR              654902204    10801    69350 SH       SOLE                    69350
PEPSICO, INC.                  COM              713448108     4173   104486 SH       SOLE                   104486
PFIZER INC                     COM              717081103     7329    52825 SH       SOLE                    52825
PHILLIPS PETROLEUM CO          COM              718507106      230     4867 SH       SOLE                     4867
PROCTER & GAMBLE               COM              742718109      499     5097 SH       SOLE                     5097
ROYAL DUTCH PETROLEUM CO. ADR  ADR              780257804      383     7374 SH       SOLE                     7374
SCHLOTZSKYS INC                COM              806832101      791    71060 SH       SOLE                    71060
SCHLUMBERGER                   COM              806857108      435     7234 SH       SOLE                     7234
STATE STREET BANK CORP.        COM              857477103     1119    13609 SH       SOLE                    13609
SUN MICROSYSTEMS INC.          COM              866810104    10845    86713 SH       SOLE                    86713
SYNTROLEUM CORP                COM              871630109      109    17800 SH       SOLE                    17800
T. ROWE PRICE ASSOCIATES INC.  COM              741477103     4290   124809 SH       SOLE                   124809
THE WILLIAMS COMPANIES, INC.   COM              969457100      656    16605 SH       SOLE                    16605
TRANSOCEAN OFFSHORE INC.       COM              G90076103      972    33750 SH       SOLE                    33750
TRICON GLOBAL RESTAURANTS INC. COM              895953107      303     4310 SH       SOLE                     4310
VERITAS SOFTWARE CORP.         COM              923436109     3022    37420 SH       SOLE                    37420
VINTAGE PETROLEUM INC.         COM              927460105      623    69200 SH       SOLE                    69200
WAL-MART STORES, INC.          COM              931142103     1675    18172 SH       SOLE                    18172
WARNER LAMBERT                 COM              934488107      643     9700 SH       SOLE                     9700